SEGMENTED REPORTING - Disclosure of detailed information about entity reportable segments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Property, plant and equipment	$ 949,430	$ 1,221,912	$ 1,109,920
Exploration and evaluation	15,931,144	11,562,701
Exploration and evaluation Asset Held for Sale - Ngayu [Member]
Disclosure of operating segments [line items]
Exploration and evaluation		10,000,000
Congo [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	852,907	1,042,395
Exploration and evaluation	15,931,144	11,562,701
Congo [Member] | Exploration and evaluation Asset Held for Sale - Ngayu [Member]
Disclosure of operating segments [line items]
Exploration and evaluation		10,000,000
Canada [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	96,523	179,517
Exploration and evaluation	$ 0	0
Canada [Member] | Exploration and evaluation Asset Held for Sale - Ngayu [Member]
Disclosure of operating segments [line items]
Exploration and evaluation		$ 0